GOODWILL AND INTANGIBLE ASSETS - Future amortization expense of intangible assets and intangible liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets
2021	$ 10,646	$ 20,578
2022	19,610	19,333
2023	19,350	19,078
2024	19,187	18,915
2025	19,070	18,798
Thereafter	67,554	67,008
Total	155,417	163,710	$ 20,135
Intangible Liabilities
2021	1,000	2,000
2022	2,000	2,000
2023	2,000	2,000
2024	2,000	2,000
2025	2,000	2,000
Thereafter	8,083	8,083
Total	$ 17,083	$ 18,083